Common and Preferred Stock (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2018	Jul. 14, 2017
Common Stock Details
Common Stock Authorized	4,000,000,000
Common Stock Issued	470,892,871
Convertible Notes Payable Conversion	178,160,074
Increase of Shares in Incentive Plan		65,000,000
Preferred Stock Authorized	20,000,000
Designated Preferred	12,789,474
Undesignated Preferred	7,210,526
Shares Issued for Cash	244,217,685
Shares issued for option exercises	29,096,402
Shares issued for Services	19,418,710